Note E - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.00%	0.00%
Increase (Decrease) in Income Taxes	$ 0	$ 0
Increase (Decrease) in Property and Other Taxes Payable	0	0
Income Tax Expense (Benefit)	$ 0	$ 0